Related Party Transactions - Balances with Related Parties (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties, current		¥ 29,501	$ 4,238	¥ 34,047
Amounts due from related parties, non-current		4,509	648	2,041
Amounts due to related parties		36,387	5,227	19,868
Ping An Group [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[1]	29,489	4,236	34,018
Amounts due from related parties, non-current	[1]	4,509	648	2,041
Amounts due to related parties	[2]	26,155	3,757	19,463
Hunan Mango Autohome Automobile Sales Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current		12	2	29
Amounts due to related parties		507	73	208
Shanghai Visionstar [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		9,725	1,397
Other Related Parties [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 0	$ 0	¥ 197

[1]	Receivable from Ping An Group primarily consists of deposit in relation to the operating lease and other agreements, service fee receivable, and interest receivable from cash and cash equivalents and short-term investments held at Ping An Group. As of December 31, 2018 and 2019, the Group had cash and cash equivalents and short-term investments of RMB1,117,132 and RMB1,907,217 (US$273,955) at Ping An Group, respectively.
[2]	The outstanding payable to Ping An Group primarily consists of payable for provision of services related to business operation, IDC service fee and other miscellaneous services.